DERIVATIVE INSTRUMENTS (Schedule of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative assets		$ 1,722
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative liabilities	(4,114)
Prepaid Expenses and Other Current Assets [Member]
Derivative [Line Items]
Derivative assets	19	1,722
Accrued Expenses And Other Liabilities [Member]
Derivative [Line Items]
Derivative liabilities	$ (4,133)